4. Loan Servicing (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Balance at beginning of year	$ 1,097,442	$ 1,076,708
Mortgage servicing rights capitalized	406,807	355,730
Mortgage servicing rights amortized	(409,584)	(346,165)
Change in valuation allowance	(85,042)	11,169
Balance at end of period	$ 1,009,623	$ 1,097,442